PROPERTY, PLANT AND EQUIPMENT (PP&E)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

9) PROPERTY, PLANT AND EQUIPMENT (PP&E)

Details of property, plant and equipment at December 31, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	Balance at December 31, 2018	Reclassification to right-of-use assets	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2019
Cost
Buildings	12,129	-	236	(302)	-	-	(1,302)	651	11,412
Plant and machinery	8,187	-	95	(123)	(574)	-	(114)	-	7,471
Furniture, tools and other tangible assets	294,548	(24,427)	19,687	(10,801)	21,319	4,119	(3,227)	-	301,218
PP&E under construction	22,420	-	38,803	(163)	(20,929)	(16,742)	(8,510)	-	14,879
Total cost	337,284	(24,427)	58,821	(11,389)	(184)	(12,623)	(13,153)	651	334,980
Accumulated depreciation
Buildings	(4,425)	-	(107)	-	-	-	888	(361)	(4,005)
Plant and machinery	(6,332)	-	(741)	155	-	-	78	-	(6,840)
Furniture, tools and other tangible assets	(202,587)	18,629	(29,201)	866	184	-	4,867	-	(207,242)
Total accumulated depreciation	(213,344)	18,629	(30,049)	1,021	184	-	5,833	(361)	(218,087)
Property, plant and equipment	123,940	(5,798)	28,772	(10,368)	-	(12,623)	(7,320)	290	116,893

	Thousands of U.S. dollars
	Balance at December 31, 2019	Reclassification to right-of-use assets	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2020
Cost
Buildings	11,412	-	-	(3)	3,606	-	811	(2)	15,824
Plant and machinery	7,471	-	55	-	(2,938)	-	(90)	21	4,519
Furniture, tools and other tangible assets	301,218	1,331	4,179	(12,837)	48,963	800	(33,400)	5,194	315,448
PP&E under construction	14,879	-	28,682	(1,113)	(13,162)	(13,372)	(1,844)	-	14,070
Total cost	334,980	1,331	32,916	(13,953)	36,469	(12,572)	(34,523)	5,213	349,861
Accumulated depreciation
Buildings	(4,005)	-	(217)	149	(149)	-	(384)	20	(4,586)
Plant and machinery	(6,840)	-	(530)	3	(1,051)	-	162	(9)	(8,265)
Furniture, tools and other tangible assets	(207,242)	(3,401)	(25,935)	12,424	(35,269)	-	18,098	(4,797)	(246,122)
Total accumulated depreciation	(218,087)	(3,401)	(26,682)	12,576	(36,469)	-	17,876	(4,786)	(258,973)
Property, plant and equipment	116,893	(2,070)	6,234	(1,377)	-	(12,572)	(16,647)	427	90,888

For 2019, the additions reflect mainly the new operations and remodeling in Atento Brasil in the amount of 32,415 thousand U.S. dollars. In Americas there are 5,907 thousand U.S. dollars due to Atento Mexico sites remodeling for attending new clients, 2,409 thousand U.S. dollars in software’s licenses and equipment’s for Atento Peru and 2,335 thousand U.S. dollars in sites remodeling and equipment’s for Atento Colombia.

The capital expenditures for the year ended December 31, 2020 include costs associated with shifting a portion of Atento’s call center employees to the work@home model. Owing to the impact of the COVID-19 pandemic on Atento’s markets, all non-essential capital expenditures remained largely suspended in April and May 2020.

No impairment was recognized on items of property, plant and equipment in 2019 and 2020.

All Atento Group companies have contracted insurance policies to cover potential risks to their items of PP&E. Management considers that coverage of these risks was sufficient at December 31, 2019 and 2020.